Deferred tax - Components of deferred income tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax
Deferred tax assets	$ 283	$ 216
Available for offset	(221)	(162)
Deferred tax assets	62	54
Deferred tax liabilities	(357)	(320)
Available for offset	221	162
Deferred tax liabilities	(136)	(158)
Tax losses
Deferred income tax
Deferred tax assets	39	25
Employee benefit obligations
Deferred income tax
Deferred tax assets	23	18
Depreciation timing differences (including leases)
Deferred income tax
Deferred tax assets	147	118
Provisions
Deferred income tax
Deferred tax assets	29	32
Other
Deferred income tax
Deferred tax assets	45	23
Deferred tax liabilities	(16)	(22)
Intangible assets
Deferred income tax
Deferred tax liabilities	(101)	(108)
Accelerated depreciation and other fair value adjustments (including leases)
Deferred income tax
Deferred tax liabilities	$ (240)	$ (190)